Cover Letter
                                                                   ------------
                               Leonard E. Neilson
                                 Attorney at Law
                            8160 South Highland Drive
                                    Suite 209
                                Sandy, Utah 84093

Phone:  (801) 733-0800                                     Fax:  (801) 733-0808
                                                   E-mail:  LNeilsonLaw@aol.com

                                September 8, 2004

Securities and Exchange Commission
Attention:  Document Control
Filing Desk
450 Fifth Street, N.W.
Washington, DC 20549
Via EdgarLink

         Re:      Jump'n Jax, Inc.
                  Registration Statement on Form SB-2

Commissioners:

         On behalf of Jump'n Jax, Inc. (the "Registrant") in connection with its Registration Statement on Form SB-2 (the "Registration Statement"), and pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the applicable rules and regulations thereunder, please find herewith the following regarding the Registration Statement:

         1. One copy of the Registration Statement including exhibits filed pursuant to the provisions of Regulation S-T.

         2. Funds for payment of the requisite filing fee, have been deposited by wire transfer into the Registrant's account at the Mellon Bank. The filing fee has been calculated in accordance with Rule 457 under the Securities Act.

         The registration statement covers the registration of 941,390 shares of common stock to be issued to the shareholders of record on March 8, 2004 of the Registrant's parent company, China Northeast Petroleum Holdings, Inc., formerly known as Draco Holding Corporation. The registration statement includes the prospectus to be used for the offering.

         The Registrant would like the registration statement declared effective as soon as possible and accordingly, would appreciate the Commission Staff's assistance in this regard.

         Please  direct  your   comments  or  questions   with  respect  to  the
registration statement and the enclosed materials to the undersigned by telephone at (801) 733-0800, or by FAX at (801) 733-0808.

                                                     Yours truly,

                                                     /S/  LEONARD E. NEILSON
                                                     -----------------------
                                                     Leonard E. Neilson

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